Discontinued Operation	12 Months Ended
Dec. 31, 2025
Discontinued Operation [Abstract]
DISCONTINUED OPERATION

4. DISCONTINUED OPERATION

a. Disposition of interior design and construction

On October 26, 2024, the Ucommune Venture VIE Agreements were terminated and by which time Ucommune Venture and its subsidiaries were deconsolidated, and certain businesses of the Group were disposed accordingly. (Note 1)

The disposal of interior design and construction business represented a strategic shift that had a major effect on the Group’s operations and financial results, and was accounted for as discontinued operation. Accordingly, assets, liabilities, results of operations, and cash flows related to interior design and construction business have been reflected in the consolidated financial statements as discontinued operation for all periods presented.

Interior design and construction business results of operations for the year ended December 31, 2023 and for the period from January 1, 2024 to October 26, 2024, shown in the table below, are included in the consolidated statement of operations as “net loss from discontinued operations” for those respective periods, after intercompany eliminations, as applicable.

	For the year ended December 31, 2023	For the period from January 1 to October 26, 2024
	RMB	RMB
Net revenue	70,417	37,034
Cost of revenue	(70,035)	(38,145)
Sales and marketing expenses	(228)	—
General and administrative expenses	(15,927)	1,899
(Loss)/Income from operations of discontinued operations	(15,773)	788
Interest expense, net	(556)	(876)
Subsidy income	107	—
Loss on disposal of subsidiaries	—	(4,408)
Other expense, net	(162)	—
Loss before income taxes and loss from equity method investments	(16,384)	(4,496)
Income tax benefits	1,333	—
Loss from discontinued operation, net of tax	(15,051)	(4,496)

The condensed cash flows of interior design and construction business were as follows for the year ended December 31, 2023 and for the period from January 1, 2024 to October 26, 2024 are included in the consolidated statements of cash flows of the Group as cash flow from discontinued operation:

	For the years ended December 31, 2023	For the period from January 1 to October 26, 2024
	RMB	RMB
Net cash provided by/(used in) operating activities	2,479	(3,640)
Net cash used in investing activities	(154)	(169)
Net cash (used in)/provided by financing activities	(7,541)	7,298

No gain or loss were recognized for the disposal of discontinued operation for the year ended December 31, 2024. The impact was reflected as increase of additional-paid-in-capital in the statement of change in shareholders’ equity of RMB54,629.

The significant accounting policy of discontinued operation, except those disclosed in Note 2 are summarized as below.

Revenue recognition

Interior design and construction revenue

The Group provides interior design service to customers for agreed location as the single performance obligation and recognizes interior design revenue over time upon the achievement of milestones, which represents the design stages agreed in the contract. The Group provides construction service as the single performance obligation and recognizes revenue using a cost-based input method that recognizes revenue as work is performed based on the relationship between actual costs incurred compared to the total estimated cost of the contract, to determine the Group’s progress towards contract completion and to calculate the corresponding amount of revenue to recognize. The Group has the right and ability to direct which sub-contractors or third-party designers to provide construction or design work for the customers, and the Group is the primary obligator and bearing the service risk of the interior design and construction services. So, the Group is identified as a principal.

b. Disposition of marketing and branding services

On July 21, 2025, Xinjiang Xinyouzhong Marketing Co., Ltd. (“Xinjiang Xinyouzhong”), an indirectly wholly-owned subsidiary of the Company, entered into an equity transfer agreement (the “Agreement”) with Singularity Digital Marketing (Guangzhou) Co., Ltd. (“Singularity Digital”), a related party controlled by Mr. Zhenfei Wu, Chief Marketing Officer of the Group. Pursuant to the Agreement, Xinjiang Xinyouzhong sold all of Xinjiang Xinyouzhong’s 51% equity interest in Zhuhai Shengguang Zhongshuo Digital Marketing Co., Ltd. (“Shengguang Zhongshuo”) to Singularity Digital for an aggregate consideration of RMB16,000.

RMB 1,726 disposal loss was recognized for the disposal in gain/(loss) on disposal of subsidiaries for the year ended December 31, 2025. After this disposal, the Group did not have any remaining investment and did not retain significant continuing involvement in Shengguang Zhongshuo. And Shengguang Zhongshuo became a related party of the Group during the period from this disposal till January 15, 2026, the date which Mr. Zhenfei Wu resigned from the Group. This disposal also represented that the Group completely exited from all marketing and branding services operations.

The disposal of marketing and branding services business represented a strategic shift that had a major effect on the Group’s operations and financial results, and was accounted for as discontinued operation. Accordingly, assets, liabilities, results of operations, and cash flows related to marketing and branding business have been reflected in the consolidated financial statements as discontinued operation for all periods presented.

The assets and liabilities are included in the captions “Current assets of discontinued operations”, “Non-current assets of discontinued operations” and “Current liabilities of discontinued operations”, in the consolidated balance sheets as of December 31, 2024 consist of the following:

As of December 31,
2024
RMB
Cash and cash equivalents	65,249
Accounts receivable, net of allowance of RMB 3,390 as of December 31, 2024	10,192
Prepaid expenses and other current assets, net	3,495
Amounts due from related parties, current	8,508
Property and equipment, net	460
Total assets of discontinued operations	87,904

Balance sheet classification:
Current assets of discontinued operations	87,444
Non-current assets of discontinued operations	460
Total assets of discontinued operations	87,904

Accounts payable	10,464
Accrued expenses and other current liabilities	12,431
Contract liabilities	1,458
Total liabilities of discontinued operations	24,353

Balance sheet classification:
Current liabilities of discontinued operations	24,353
Total liabilities of discontinued operations	24,353

Marketing and branding services business results of operations for the years ended December 31, 2023, 2024 and for the period from January 1, 2025 to July 21, 2025, shown in the table below, are included in the consolidated statement of operations as “net loss from discontinued operations” for those respective periods, after intercompany eliminations, as applicable.

	For the years ended December 31,		For the period from January 1 to July 21,
	2023	2024	2025
	RMB	RMB	RMB
Net revenue	237,373	97,411	53,956
Cost of revenue	(223,861)	(95,480)	(53,757)
Sales and marketing expenses	(4,747)	(691)	(466)
General and administrative expenses	(8,073)	(7,053)	(2,798)
Income/(Loss) from operations of discontinued operations	692	(5,813)	(3,065)
Interest income, net	800	934	355
Subsidy income	710	—	—
Other income, net	142	168	29
Income/(Loss) before income taxes and loss from equity method investments	2,344	(4,711)	(2,681)
Income tax benefits	733	—	—
Income/(Loss) from discontinued operation, net of tax	3,077	(4,711)	(2,681)

The condensed cash flows of marketing and branding services business were as follows for the years ended December 31, 2023, 2024 and for the period from January 1, 2025 to July 21, 2025, are included in the consolidated statements of cash flows of the Group as cash flow from discontinued operation:

	For the years ended December 31,		For the period from January 1 to July 21,
	2023	2024	2025
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	20,699	29,018	(10,128)
Net cash provided by/(used in) investing activities	7,720	(641)	—
Net cash used in financing activities	(790)	(98)	—

The significant accounting policy of discontinued operation, except those disclosed in Note 2 are summarized as below.

Revenue recognition

Marketing and branding services revenue

The Group provides integrated branding services primarily including the tailor-made digital marketing strategy design and placement on different media platforms based on the customer’s needs in respective industries, including the internet, automobile, finance, electronics and consumer goods as the single performance obligation and revenue is recognized over time during the contract period under input method according to the actual placement. The Group also provides online targeted marketing services to provide marketing strategy design and placement on famous advertising platform for the promotion of the customer as the single performance obligation and recognize revenue over time during the contract period under output method according to the agreed settlement statement. The Group is the primary obligator and bearing the service risk of the marketing and branding services, and the Group has the right and ability to direct which media channel to place the advertisement to the customer on the Group’s behalf and has discretion in establishing the price for the service. So, the Group is identified as a principal.